Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
NET EARNINGS	[1]	$ 459	$ 992
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans		75	7
Net fair value loss on investments		(7)	(25)
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations		142	47
Other		(16)	7
OTHER COMPREHENSIVE INCOME	[1]	194	36
COMPREHENSIVE INCOME		$ 653	$ 1,028

[1]	All equity transactions were attributable to common shareholders.